UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 13, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $ 24,971,645(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM	    	015351109   757289  8078606  SH		SOLE		   5944565	  0  2134041
ALLERGAN		       COM       	018490102  1091279 11896641  SH  	SOLE	   	   8690873	  0  3205768
AMAZON.COM		       COM	        023135106  1939354  7730515  SH		SOLE		   5655957	  0  2074558
ANSYS INC		       COM	        03662Q105    12629   187535  SH 	SOLE		    137035	  0    50500
APPLE			       COM		037833100  1919609  3607135  SH 	SOLE		   2641234	  0   965901
ARM HOLDINGS PLC - ADR	       SPONSORED ADR	042068106    20611   544845  SH 	SOLE		    414245	  0   130600
ASML HOLDING NV ADR	       N Y REGISTRY SHS	N07059210   954236 14819627  SH 	SOLE		  10777196	  0  4042431
ATHENAHEALTH, INC	       COM		04685W103   246807  3367535  SH 	SOLE		   2465250	  0   902285
BAIDU INC - ADR		       SPON ADR REP A	056752108     7393    73720  SH 	SOLE		     58720	  0    15000
BIOMARIN PHARMACEUTICAL INC.   COM		09061G101   485837  9874728  SH 	SOLE		   7164138	  0  2710590
CERNER CORP		       COM		156782104   726592  9374174  SH 	SOLE		   6830241	  0  2543933
CHIPOTLE MEXICAN GRILL INC     COM		169656105   686009  2306224  SH 	SOLE		   1690959	  0   615265
CISCO SYSTEMS		       COM		17275R102      275    14000  SH 	SOLE		      7500	  0     6500
COACH, INC.		       COM		189754104   596153 10739556  SH 	SOLE		   7886184	  0  2853372
CONCUR TECHNOLOGIES INC	       COM		206708109    12994   192444  SH 	SOLE		    148960	  0    43484
F5 NETWORKS INC		       COM		315616102   631531  6500573  SH 	SOLE		   4778397	  0  1722176
FACEBOOK INC - A	       CL A		30303M102   713350 26797536  SH 	SOLE		  19446219	  0  7351317
FMC TECHNOLOGIES	       COM		30249U101   554822 12954057  SH 	SOLE		   9465611	  0  3488446
GOOGLE			       CL A		38259P508  1761598  2490314  SH 	SOLE		   1825928	  0   664386
INTERCONTINENTAL EXCHANGE      COM		45865V100   497103  4015051  SH 	SOLE		   2949230	  0  1065821
INTUITIVE SURGICAL	       COM NEW		46120E602   554838  1131468  SH 	SOLE		    826088	  0   305380
IPG PHOTONICS CORP	       COM		44980X109    14454   216860  SH 	SOLE		    154660	  0    62200
ISHARES TRUST  		       RUSSELL1000GRW	464287614     3614    55186  SH 	SOLE		     54686	  0      500
LAS VEGAS SANDS		       COM		517834107   650267 14087237  SH 	SOLE		  10328742	  0  3758495
MERCADOLIBRE		       ADR		58733R102   118250  1505410  SH 	SOLE		   1024220	  0   481190
NATIONAL OILWELL VARCO	       COM		637071101   644054  9422878  SH 	SOLE		   6882018	  0  2540860
NETSUITE INC		       COM		64118Q107    21137   314065  SH 	SOLE		    250665	  0    63400
NIKE			       CL B		654106103   762347 14774160  SH 	SOLE		  10780954	  0  3993206
PRAXAIR, INC.		       COM		74005P104   746635  6821699  SH 	SOLE		   4977799	  0  1843900
PRICELINE.COM INC	       COM NEW		741503403   725768  1169858  SH 	SOLE		    857519	  0   312339
QUALCOMM		       COM		747525103   953626 15415875  SH 	SOLE		  11253610	  0  4162265
REGENERON PHARMACEUTICALS      COM		75886F107   551507  3223869  SH 	SOLE		   2369544	  0   854325
SALESFORCE.COM		       COM		79466L302  1801179 10714926  SH 	SOLE		   7844228	  0  2870698
SCHLUMBERGER		       COM		806857108   842616 12158962  SH 	SOLE		   8888661	  0  3270301
SOUTHWESTERN ENERGY COMPANY    COM		845467109   367871 11010809  SH 	SOLE		   8076644	  0  2934165
STARBUCKS		       COM		855244109   578522 10787280  SH 	SOLE		   7938875	  0  2848405
VISA INC		       COM CL A		92826C839  2013373 13282579  SH 	SOLE		   9717682	  0  3564897
YANDEX NV-A		       SHS CLASS A	N97284108     6116   283945  SH 	SOLE		    212445	  0    71500








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